PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8: -   PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost:
Lab equipment	$18,871	$17,624
Computers and peripheral equipment	14,316	13,090
Office furniture and equipment	1,510	1,454
Leasehold improvements	3,039	3,134
SECaaS equipment	5,886	2,976

	43,622	38,278
Accumulated depreciation:
Lab equipment	14,408	13,511
Computers and peripheral equipment	11,164	10,501
Office furniture and equipment	535	575
Leasehold improvements	1,230	1,224
SECaaS equipment	1,285	474

	28,622	26,285

Depreciated cost	$15,000	$11,993

Depreciation expense for the years ended December 31, 2021, 2020 and 2019 was $4,635, $3,704 and $2,752, respectively.